Annual Operating Expenses {- Fidelity Women's Leadership ETF} - 09.30 Fidelity Sustainable U.S. Equity & Women's Leadership ETFs - Combo PRO-08 - Fidelity Women's Leadership ETF - Fidelity Women's Leadership ETF
Nov. 29, 2022
Operating Expenses:
Management fee	0.59%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.59%